Annual Total Returns- Federated Hermes Government Reserves Fund (A B C and F Shares) [BarChart] - A B C and F Shares - Federated Hermes Government Reserves Fund - A	2016	2017	2018	2019	2020
Total	none	0.13%	1.01%	1.39%	0.16%